Fair Value Measurements (Asset And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets and Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative asset	$ 7,395	$ 319
Derivative liabilities	24,577	48,967
Fair Value, Measurements, Recurring [Member]
Fair Value Assets and Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative asset	7,395	319
Derivative liabilities	24,577	48,967
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets and Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative asset	7,395	319
Derivative liabilities	$ 24,577	$ 48,967